Segment Disclosures Recon from Segment to Consolidated - Assets and Invesetments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 47,870	$ 49,248
Investments		7,336	8,399
Additions to long-lived assets		2,960	20,413		$ 3,409
Operating Segments [Member] | Central [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		13,914	14,756
Investments		1,050	1,557
Additions to long-lived assets		363	13,016	[1]	0
Operating Segments [Member] | Northeast G And P [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		13,827	15,028
Investments		4,823	5,338
Additions to long-lived assets		560	4,497	[1]	1,376
Operating Segments [Member] | Atlantic Gulf [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		12,171	11,114
Investments		959	985
Additions to long-lived assets		1,573	1,593		1,072
Operating Segments [Member] | West [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		5,035	5,174
Investments		0	0
Additions to long-lived assets		225	698	[1]	210
Operating Segments [Member] | NGL And Petchem Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		3,306	3,510
Investments		504	519
Additions to long-lived assets		236	601		746
Corporate, Non-Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		350	501
Investments		0	0
Additions to long-lived assets		3	8		5
Eliminations [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	[2]	(733)	(835)
Investments		0	0
Additions to long-lived assets		$ 0	0		$ 0
Segment Classification Error [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Segment classification correction, amount			$ 530

[1]	2014 Additions to long-lived assets primarily includes the acquisition-date fair value of long-lived assets from the ACMP Acquisition (Note 2 – Acquisitions). In conjunction with recasting the additions to long-lived assets for the segment change effective January 1, 2016, as described in Note 1, we corrected the amount previously reported for the West segment for the 2014 period. The correction reclassified $530 million of additions associated with operations in the Niobrara Shale region from the previously reported Access Midstream segment to the West segment, with no change in total additions to long-lived assets for 2014.
[2]	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.